BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jun. 11, 2021	Apr. 19, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Mar. 16, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advertising Expense			$ 14,385	$ 30,324
Common Stock, Shares, Outstanding			631,100,311		220,877,962	61,373,100	32,644,913
Stockholders' Equity, Reverse Stock Split	Preferred and common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.	On April 19, 2021, in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of common stock.
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred Stock, Shares Outstanding			49,000		30,746		41,572
Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred Stock, Shares Outstanding			1,500		1,500		500
Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred Stock, Shares Outstanding					0		35,583
Convertible Preferred Stocks [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred Stock, Shares Outstanding						33,020
Stockholders' Equity, Reverse Stock Split		On April 19, 2021 in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of Convertible Series A Preferred stock.
Convertible Preferred Stocks [Member] | Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred Stock, Shares Outstanding						1,500
Convertible Preferred Stocks [Member] | Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred Stock, Shares Outstanding						35,583
Commission [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration Risk, Percentage			39.00%		53.00%
Corporate Service Subscriber [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration Risk, Percentage			21.00%		18.00%
Residential Service Subscriber [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration Risk, Percentage			8.00%		11.00%
Installations And Equipment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration Risk, Percentage			1.00%		4.00%
Audio And Video Systems [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration Risk, Percentage			31.00%		14.00%